Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Residential Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Loans past due 90 days and still accruing	$ 20
Nonaccrual	2,048	$ 3,768
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Nonaccrual	404	1,484
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Nonaccrual	2,737	4,013
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Nonaccrual	769
Commercial Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Nonaccrual	1,152	95
Consumer Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Loans past due 90 days and still accruing	39	73
Nonaccrual	7,236	9,549
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Loans past due 90 days and still accruing	18	15
Nonaccrual	27	18
Consumer Portfolio Segment [Member] | Home Equity Loan [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Nonaccrual	96	103
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Nonaccrual Loans and Loans Past Due 90 Days Or More and Still Accruing [Line Items]
Loans past due 90 days and still accruing	1	58
Nonaccrual	$ 3	$ 68